Business combination - Summary of Seamex's Identifiable Assets Acquired and Liabilities Assumed as at Acquisition Date (Details) - SeaMex $ in Millions	Nov. 01, 2021 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 41
Restricted cash	21
Accounts receivable, net	316
Intangible drilling contracts	172
Drilling units	216
Other assets	17
Total assets	783
Amounts due to related parties	133
Long-term debt	234
Other liabilities	88
Total liabilities	455
Net assets acquired	$ 328